Stockholders' Equity - Nonvested Restricted Stock and Restricted Stock Units (Details) - Restricted stock and stock units	12 Months Ended
Dec. 31, 2014 $ / shares shares
Summary of the status of the Company's nonvested restricted stock
Shares / Units Outstanding, Nonvested | shares	665,075
Shares / Units Granted | shares	248,418
Shares / Units Vested | shares	(152,001)
Shares / Units Forfeited | shares	(324,021)
Shares / Units Outstanding, Nonvested | shares	437,471
Weighted- Average Grant-Date Fair Value, Nonvested, Beginning Balance | $ / shares	$ 6.59
Weighted- Average Grant-Date Fair Value, Granted | $ / shares	10.90
Weighted- Average Grant-Date Fair Value, vested | $ / shares	7.52
Weighted- Average Grant-Date Fair Value, Forfeited | $ / shares	6.50
Weighted- Average Grant-Date Fair Value, Nonvested, Ending Balance | $ / shares	$ 8.78